Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Abstract]
Amount outstanding	$ 244,686	$ 214,755
Federal Home Loan Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Federal Reserve Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Abstract]
Amount outstanding	244,686	214,755	$ 148,666
Maximum amount outstanding at any month end	244,686	213,043	169,214
Average amount outstanding	$ 232,815	$ 180,065	$ 159,220
Weighted average interest rate, For the year	0.39%	0.56%	0.92%
Weighted average interest rate, As of year end	0.37%	0.47%	0.90%